Investment Strategy - KraneShares Global Humanoid and Embodied Intelligence Index ETF	May 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Underlying Index and other instruments that have economic characteristics similar to those in the Underlying Index.

The Underlying Index is an equal weighted index designed to measure the performance of companies involved in the advancement of humanoid and embedded intelligence technology or acting as a supply chain solution for a humanoid and embodied intelligence company.

The Underlying Index draws constituents from the universe of companies classified within certain activity groups within The Refinitiv® Business Classification (“TRBC”) that MerQube, Inc. (“Index Provider”) has determined are related to humanoid and embodied intelligence. If an existing index constituent changes to an ineligible activity group, it is removed from the Underlying Index at the next rebalance.

To be included in the Underlying Index, at the time of each reconstitution, securities must, among other things: (1) meet certain minimum market capitalization requirements; and (2) meet certain minimum liquidity requirements as measured by the one and six month average daily value traded. Eligible securities of the Underlying Index are ranked as of each reconstitution based on a proprietary Humanoid and Embodied Intelligence Exposure Score (described below) and their market capitalization, and the top 50 securities are selected for inclusion in the Underlying Index. At each reconstitution, securities are equally weighted. The number of shares of each security is set in advance based on security prices as of five business days prior to reconstitution so the reconstitution weights will not be precisely equal due to market movements.

A proprietary Humanoid and Embodied Intelligence Exposure Score is provided to the Index Provider by the Adviser for each security within the eligible universe, which is calculated based on company documents, publications, news items and other sources. The Humanoid and Embodied Intelligence Exposure Score attempts to measure the extent to which a company is involved in the advancement of humanoid and embedded intelligence technology or acting as a supply chain solution for a humanoid and embodied intelligence company as listed in the categories below:

(1)	Humanoid Integration and Manufacturing: companies in this category focus on designing, assembling and commercializing complete humanoid robots.

(2)	Actuation Systems: companies in this category focus on the actuation systems that enable the precise movement and force control of humanoid robots. This category includes components critical for joint articulation, energy efficiency and compact design.

(3)	Mechanical Systems: companies in this category focus on the mechanical components that form the structural foundation of humanoid robots, ensuring durability, weight optimization and smooth motion transmission.

(4)	Sensing & Perception: companies in this category focus on the sensors and perception systems that allow humanoid robots to interpret their environment, enabling tasks like navigation, object manipulation and human interaction.

(5)	Semiconductors and Technology: companies in this category provide the computational backbone for humanoid and embodied intelligence, motor control and sensor processing.

(6)	Critical Material: companies in this category supply the critical materials used in high-performance motors and humanoid robot manufacturing.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures, forwards, structured notes and options), other investment companies (including exchange traded funds or “ETFs”) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

Although the Fund expects to replicate (or hold all constituents of) the Underlying Index, the Fund reserves the right to use a representative sampling strategy to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of March 31, 2025, issuers in the Industrials, Information Technology and Consumer Discretionary sectors each represented a significant portion of the Underlying Index. The Underlying Index is rebalanced and reconstituted quarterly.

The Fund may engage in securities lending.